Stockholders' Equity - Summary of Options Vested and Exercisable (Detail) (USD $)	12 Months Ended
Jun. 30, 2012
Number of Shares
Options outstanding	2,738,250
Fully vested and expected to vest options	2,623,894
Options exercisable	1,624,900
Weighted Average Exercise Price
Options outstanding	$ 1.98
Fully vested and expected to vest options	$ 1.89
Options exercisable	$ 0.99
Aggregate Intrinsic Value
Options outstanding	$ 9,660,787
Fully vested and expected to vest options	9,482,200
Options exercisable	$ 7,251,533
Weighted Average Remaining Contractual Term
Options outstanding	6 years 4 months 21 days
Fully vested and expected to vest options	6 years 3 months 11 days
Options exercisable	4 years 10 months 28 days